Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Millions											12 Months Ended
	Nov. 20, 2019	May 16, 2019	Feb. 21, 2019	Nov. 26, 2018	Nov. 21, 2016	Oct. 20, 2016	Aug. 15, 2016	May 25, 2016	Mar. 03, 2016	Nov. 20, 2015	Dec. 31, 2019	Dec. 31, 2018	Oct. 18, 2019
Disclosure of detailed information about borrowings [line items]
Redemption of debt											¥ 12,951	¥ 345
Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings											339	373
Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings											15	18
Secured bank borrowings [member] | Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets											10	390
Carrying amount of assets used as security for bank borrowings											339	373
Secured bank borrowings [member] | Right-of-use assets and investment properties [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets											90	215
Secured bank borrowings [member] | Land use rights [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings											87	88
Secured bank borrowings [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings											15	18
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value	¥ 1,500	¥ 2,000	¥ 3,000	¥ 2,000				¥ 5,000	¥ 5,000	¥ 3,000
Borrowings interest rate	3.58%	3.72%	3.45%	3.92%				3.12%	2.97%	3.63%
Borrowings maturity period	three years	three years	three years	three years				Five years	Three years	Five years
Redemption of debt											5,000	¥ 345
Corporate bond [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Redemption of debt											¥ 4,851
Medium- term notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value					¥ 1,800	¥ 1,600	¥ 1,300						¥ 1,000
Borrowings interest rate					3.38%	3.11%	2.97%						3.20%
Borrowings maturity period					Three years	Five years	Three years